Regulatory Assets, Liabilities, And Balancing Accounts (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Regulatory Assets [Line Items]
Deferred income taxes regulatory asset recovery minimum (years)	1 year
Deferred income taxes regulatory asset recovery maximum (years)	45 years
Utility retained generation asset costs	$ 1,200
Weighted average remaining life of Utility retained generation assets (years)	11 years
Environmental compliance costs regulatory asset recovery (years)	32 years
Price risk management regulatory assets recovery (years)	9 years
Expected recovery of electromechanical meters (years)	4 years
Recovery of costs related to debt reacquired or redeemed prior to maturity (years)	13 years
Period of time expected to receive authorized rate adjustments (months)	12 months
Period of time exceeded for regulatory balancing accounts to be recorded in other noncurrent assets (months)	12 months
Period Of Time Expected To Refund Regulatory Liabilities To Customers	12 months
Period Of Time Expected To Incur Public Purpose Program Costs Minimum	12 months